Selected Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 1,800	$ 3,544	$ 1,064	$ 25	$ 24	$ 129	$ 882	$ 564	$ 6,433	$ 1,599	$ 2,960
Net loss attributable to common stockholders	$ (13,120)	$ (6,682)	$ (6,126)	$ (8,223)	$ (5,406)	$ (3,994)	$ (3,634)	$ (2,941)	$ (34,151)	$ (15,975)	$ (10,840)
Basic and diluted net loss per share attributable to common stockholders (in USD per share)	$ (0.78)	$ (0.55)	$ (16.57)	$ (22.25)	$ (14.71)	$ (10.81)	$ (9.84)	$ (8.14)	$ (4.56)	$ (43.48)	$ (30.43)